EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-B
Monthly Servicer's Statement
for the month ended July 31, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	9.72%
From	01-Jul-13	15-Jul-13	15-Aug-13	Floating Allocation Percentage at Month-End	75.11%
To	31-Jul-13	15-Aug-13
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	250,000,000.00
Required Overcollateralization	$64,475,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	314,475,000.00

Required Participation Amount	$314,475,000.00		Accumulation Account
Excess Receivables	$52,995,202.48		Beginning	-

Total Collateral	$367,470,202.48		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	146.99%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.191030%
Beginning Gross Principal Pool Balance	$4,794,750,960.41		Applicable Margin	0.350000%
Total Principal Collections	$(2,192,019,799.69)			0.541030%
Investment in New Receivables	$1,666,538,169.74
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(2,053,519.00)		Interest	116,471.74	0.12
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.12
Less Net CMA Offset	$(482,395,992.90)
Less Servicing Adjustment	$(4,262,179.84)		Total Due Investors	116,471.74	0.541030%
Ending Balance	$3,780,557,638.72		Servicing Fee	$262,062.50
			Excess Cash Flow	329,820.09
SAP for Next Period	9.72%

Average Receivable Balance	$4,043,146,564.25
Monthly Payment Rate	54.22%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,702,564.18
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,702,564.18